Commitments and Contingencies - Operating Leases (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Leases [Abstract]
2013	$ 4,273,000
2014	6,813,000
2015	5,605,000
2016	5,525,000
2017	5,214,000
Thereafter	6,996,000
Operating Leases, Rent Expense	$ 1,500,000	$ 1,400,000